(Loss)/earnings per share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The components of the numerator for the calculation of basic and diluted EPS are as follows:

(In US$ millions)	2015	2014	2013

Net (loss)/income attributable to the parent	(738)	3,979	2,653
Less: Allocation to participating securities	—	(6)	—
Net (loss)/income available to stockholders	(738)	3,973	2,653
Effect of dilution	—	117	38
Diluted net (loss)/income available to stockholders	(738)	4,090	2,691

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(In US$ millions)	2015	2014	2013
Basic earnings per share:
Weighted average number of common shares outstanding	492.8	478.0	469.0
Diluted earnings per share:
Effect of dilutive convertible bonds	—	14.0	22.0
Effect of dilutive share options*	—	1.0	1.0
Weighted average number of common shares outstanding adjusted for the effects of dilution	492.8	493.0	492.0

* Certain stock options have been excluded from the calculation of diluted EPS because their exercise price exceeded Company’s average share price during the calculation period.

(In US$)	2015	2014	2013

Basic EPS	(1.49)	8.32	5.66
Diluted EPS	(1.49)	8.30	5.47